Secured Notes Payable - Schedule of Future Debt Principal Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2019	$ 231	$ 195
2020	251	230
2021	271	249
2022	71	269
2023		95
Total	$ 986	$ 1,038